Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2024
Convertible redeemable preferred shares
Schedule of issuances of convertible redeemable preferred shares

		Issue price	Number
Name	Issuance date	per share	of shares
Series A Preferred Shares	April 2016	RMB0.3078	58,480,000
Series A+ Preferred Shares	May 2017	RMB0.3420	84,480,000
Series B Preferred Shares	August 2017	RMB0.3848	649,760,000
Series B+ Preferred Shares	December 2017	RMB0.6733	277,730,000
Series C1 Preferred Shares	July 2018	RMB0.9334/US$0.1404	604,820,600
Series C2 Preferred Shares	August 2018	RMB0.9334	289,379,800
Series D1 Preferred Shares	June 2019	US$0.1899	705,523,600
Series D2 Preferred Shares	August 2019	US$0.1899	105,302,000
Series E Preferred Shares	October 2020	RMB2.3119/US$0.3425	803,222,500
Series F Preferred Shares	October 2022	US$0.5659	392,013,413

Schedule of preferred shares activities

	SeriesA		SeriesA+		SeriesB		SeriesB+		SeriesC1		SeriesC2		SeriesD1		SeriesD2		SeriesE		SeriesF		Total
	Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount
		RMB		RMB		RMB		RMB				RMB		RMB		RMB		RMB		RMB		RMB
	(in thousands, except for shares)
Balance as of January 1, 2022	58,480,000	26,703	84,480,000	39,901	734,209,000	381,310	277,730,000	228,493	604,820,600	702,521	372,859,000	430,041	705,523,600	1,105,823	105,302,000	168,717	803,222,500	1,958,419	—	—	3,746,626,700	5,041,928
Conversion of Series F convertible notes, net of cost	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	392,013,413	1,631,564	392,013,413	1,631,564
Accretion on Preferred Shares to redemption value	—	231	—	707	—	8,650	—	11,540	—	67,027	—	28,462	—	113,547	—	10,712	—	268,492	—	(87)	—	509,281
Balance as of December 31, 2022	58,480,000	26,934	84,480,000	40,608	734,209,000	389,960	277,730,000	240,033	604,820,600	769,548	372,859,000	458,503	705,523,600	1,219,370	105,302,000	179,429	803,222,500	2,226,911	392,013,413	1,631,477	4,138,640,113	7,182,773
Accretion on Preferred Shares to redemption value	—	223	—	691	—	8,444	—	11,578	—	60,431	—	29,188	—	120,500	—	17,339	—	224,990	—	186,686	—	660,070
Amendment of series F convertible redeemable preferred share	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(272,426)	—	(272,426)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	(58,480,000)	(27,157)	(84,480,000)	(41,299)	(734,209,000)	(398,404)	(277,730,000)	(251,611)	(604,820,600)	(829,979)	(372,859,000)	(487,691)	(705,523,600)	(1,339,870)	(105,302,000)	(196,768)	(803,222,500)	(2,451,901)	(392,013,413)	(1,545,737)	(4,138,640,113)	(7,570,417)
Balance as of December 31, 2023	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—